UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                         Report for the Calendar Year or Quarter Ended: 09/30/02 Check here if Amendment [ ]; Amendment Number:
                                  This Amendment (check only one.):
                                       [ ]    is a restatement.
                                       [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       STRATEGY ASSET MANAGERS LLC.
Address:    535 Madison Avenue - 36th Floor
            New York, New York 10022

Form 13F File Number:  28

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:    Christopher Welch
Title:   Chief Financial Officer
Phone:   212-396-8741
Signature, Place, and Date of Signing:

/s/ Christopher Welch
---------------------
New York, New York
November 1, 2002

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:     96
                                            --

Form 13F Information Table Value Total:   $285,870 (thousands)
                                           -------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             Common Stock    002824100      2,572       63,672           X      0        0       X     0     0
ALBERTO-CULVER                  Common Stock    013068101      2,835       57,820           X      0        0       X     0     0
ALCOA INC                       Common Stock    013817101      2,934      152,037           X      0        0       X     0     0
AMERICAN EXPRESS CO COM         Common Stock    025816109        320       10,264           X      0        0       X     0     0
AMERICAN INTL GROUP COM         Common Stock    026874107      1,032       18,864           X      0        0       X     0     0
AMERISOURCEBERGEN CORP COM      Common Stock    03073e105      3,351       46,920           X      0        0       X     0     0
AMSOUTH BANCORP                 Common Stock    032165102      2,015       97,150           X      0        0       X     0     0
ANHEUSER BUSCH                  Common Stock    035229103      3,992       78,895           X      0        0       X     0     0
AT&T CORP                       Common Stock    001957109      2,597      216,275           X      0        0       X     0     0
AT&T WIRELESS SVCS INC COM      Common Stock    00209A106        201       48,850           X      0        0       X     0     0
AUTOZONE INC COM                Common Stock    053332102      3,414       43,295           X      0        0       X     0     0
AVENTIS SPONSORED ADR             ADR Stock     053561106      4,136       78,710           X      0        0       X     0     0
BAKER HUGHES INC                Common Stock    057224107      3,877      133,542           X      0        0       X     0     0
BANK NEW YORK INC COM           Common Stock    064057102      4,302      149,696           X      0        0       X     0     0
BANK OF AMERICA CORP COM        Common Stock    060505104      3,556       55,735           X      0        0       X     0     0
BJ SVCS CO COM                  Common Stock    055482103      2,484       95,530           X      0        0       X     0     0
BLOCK H & R INC COM             Common Stock    093671105      3,118       74,220           X      0        0       X     0     0
BOEING CO COM                   Common Stock    097023105        453       13,275           X      0        0       X     0     0
BOSTON SCIENTIFIC CORP COM      Common Stock    101137107      3,388      107,345           X      0        0       X     0     0
CADBURY SCHWEPPES PLC ADR         ADR Stock     127209302      5,255      197,045           X      0        0       X     0     0
CATERPILLAR INC                 Common Stock    149123101      4,565      122,661           X      0        0       X     0     0
CHEVRONTEXACO CORP              Common Stock    166764100        455        6,565           X      0        0       X     0     0
CINCINNATI FINL CORP COM        Common Stock    172062101      2,124       59,683           X      0        0       X     0     0
CISCO SYSTEMS INC               Commom Stock    17275R102      1,470      140,270           X      0        0       X     0     0
CITIGROUP INC COM               Common Stock    172967101      4,793      161,647           X      0        0       X     0     0
CONAGRA FOODS INC COM           Common Stock    205887102      2,154       86,690           X      0        0       X     0     0
COOPER TIRE & RUBR CO COM       Common Stock    216831107      1,664      103,090           X      0        0       X     0     0


                                                         Page 1 of 4


-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
CORNING INC COM                 Common Stock    219350105         19       11,938           X      0        0       X     0     0
DARDEN RESTAURANTS INC COM      Common Stock    237194105      3,883      160,177           X      0        0       X     0     0
DELL COMPUTER CORP COM          Common Stock    247025109      2,433      103,485           X      0        0       X     0     0
DIAMOND OFFSHORE DRILLING       Common Stock    25271C102      1,035       51,903           X      0        0       X     0     0
DISNEY WALT CO COM DISNEY       Common Stock    254687106      3,703      244,558           X      0        0       X     0     0
EXXON MOBIL CORP                Common Stock    30231G102      1,057       33,126           X      0        0       X     0     0
FEDEX CORPORATION               Common Stock    31428X106      8,950      178,747           X      0        0       X     0     0
FIRST DATA CORP COM             Common Stock    319963104      2,766       98,961           X      0        0       X     0     0
FIRST TENN NATL CORP COM        Common Stock    337162101      1,965       56,670           X      0        0       X     0     0
FLUOR CORP                      Common Stock    343412102      3,082      126,095           X      0        0       X     0     0
FORTUNE BRANDS INC              Common Stock    349631101      4,315       91,245           X      0        0       X     0     0
GENERAL DYNAMICS CORP COM       Common Stock    369550108      2,426       29,825           X      0        0       X     0     0
GENERAL ELEC CO COM             Common Stock    369604103        870       35,313           X      0        0       X     0     0
GENUINE PARTS CO COM            Common Stock    372460105      3,214      104,904           X      0        0       X     0     0
HARRAH'S ENTERTAINMENT INC.     Common Stock    413619107      2,652       55,010           X      0        0       X     0     0
HONEYWELL INTERNATIONAL INC     Common Stock    438516106      3,023      139,578           X      0        0       X     0     0
INTEL CORP COM                  Common Stock    458140100      1,109       79,823           X      0        0       X     0     0
INTERNATIONAL FLAV&FRA COM      Common Stock    459506101      2,665       83,689           X      0        0       X     0     0
INTERNATIONAL PAPER CO          Common Stock    460146103        316        9,450           X      0        0       X     0     0
INTUIT COM                      Common Stock    461202103      2,321       50,985           X      0        0       X     0     0
ISHARES INC MSCI JAPAN          Common Stock    464286848        122       16,700           X      0        0       X     0     0
ITT INDS INC IND COM            Common Stock    450911102      2,342       37,580           X      0        0       X     0     0
JOHNSON & JOHNSON               Common Stock    478160104      4,029       74,504           X      0        0       X     0     0
KB HOME COM                     Common Stock    48666K109      1,993       40,810           X      0        0       X     0     0
KELLOGG CO                      Common Stock    487836108      3,449      103,735           X      0        0       X     0     0
KINDER MORGAN INC KANS COM      Common Stock    49455p101      3,181       89,740           X      0        0       X     0     0
KOHLS CORP COM                  Common Stock    500255104      3,601       59,222           X      0        0       X     0     0


                                                         Page 2 of 4


-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN CORP COM        Common Stock    539830109     11,023      170,455           X      0        0       X     0     0
LUBRIZOL CORP COM               Common Stock    549271104      1,052       37,230           X      0        0       X     0     0
MARTIN MARIETTA MATLS COM       Common Stock    573284106      4,179      128,317           X      0        0       X     0     0
MCKESSON CORP                   Common Stock    58155Q103      4,185      147,708           X      0        0       X     0     0
MEDTRONIC INC                   Common Stock    585055106      6,275      148,980           X      0        0       X     0     0
MERCK & CO INC COM              Common Stock    589331107        299        6,542           X      0        0       X     0     0
MEREDITH CORP COM               Common Stock    589433101      2,761       64,140           X      0        0       X     0     0
MICROSOFT CORP COM              Common Stock    594918104      3,826       87,473           X      0        0       X     0     0
MOTOROLA INC COM                Common Stock    620076109      2,422      237,950           X      0        0       X     0     0
NEWELL RUBBERMAID INC COM       Common Stock    651229106      1,872       60,650           X      0        0       X     0     0
NEWMONT MINING CORP             Common Stock    651639106      1,953       71,005           X      0        0       X     0     0
NICOR INC                       Common Stock    654086107      1,284       45,525           X      0        0       X     0     0
NORTHROP CORP                   Common Stock    666807102      3,064       24,700           X      0        0       X     0     0
ORACLE CORP                     Common Stock    68389X105      1,869      237,777           X      0        0       X     0     0
PACTIV CORP COM                 Common Stock    695257105      3,297      200,441           X      0        0       X     0     0
PEPSI BOTTLING GROUP COM        Common Stock    713409100      1,672       71,450           X      0        0       X     0     0
PEPSICO INC COM                 Common Stock    713448108      5,220      141,281           X      0        0       X     0     0
PFIZER INC COM                  Common Stock    717081103        990       34,119           X      0        0       X     0     0
PPG INDS INC COM                Common Stock    693506107      1,556       34,800           X      0        0       X     0     0
PROCTER & GAMBLE CO COM         Common Stock    742718109     10,057      112,514           X      0        0       X     0     0
PROGRESSIVE CORP OHIO COM       Common Stock    743315103      4,128       81,523           X      0        0       X     0     0
RAYTHEON CO COM NEW             Common Stock    755111507      1,930       65,855           X      0        0       X     0     0
RIO TINTO PLC SPONSORED ADR       ADR Stock     767204100      4,767       72,448           X      0        0       X     0     0
SCHERING-PLOUGH                 Common Stock    806605101      2,754      129,168           X      0        0       X     0     0
SHERWIN WILLIAMS CO             Common Stock    824348106      1,685       71,140           X      0        0       X     0     0
SLM CORP                        Common Stock    78442P106      4,483       48,131           X      0        0       X     0     0
SONY CORP ADR                     ADR Stock     835699307        580       14,118           X      0        0       X     0     0


                                                         Page 3 of 4


-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
ST PAUL COS INC                 Common Stock    792860108      3,155      109,847           X      0        0       X     0     0
SUPERVALU INC COM               Common Stock    868536103      2,034      125,930           X      0        0       X     0     0
TENET HEALTHCARE CORP COM       Common Stock    88033G100      4,699       94,928           X      0        0       X     0     0
TJX COS INC                     Common Stock    872540109      3,686      216,807           X      0        0       X     0     0
TOTAL FINA ELF S A
  SPONSORED ADR                   ADR Stock     89151E109      4,911       74,573           X      0        0       X     0     0
TRAVELERS PPTY CAS CP CL B      Common Stock    89420G406        188       13,912           X      0        0       X     0     0
UNION PLANTERS CORP COM         Common Stock    908068109      3,283      119,539           X      0        0       X     0     0
VALERO ENERGY CORP              Common Stock    91913Y100      3,321      125,476           X      0        0       X     0     0
VODAFONE GRP PLC ADR              ADR Stock     92857W100      2,635      205,384           X      0        0       X     0     0
WELLPOINT HLT NETW NEW COM       New Common     94973H108      4,075       55,595           X      0        0       X     0     0
WELLS FARGO & CO NEW COM         New Common     949746101      6,742      139,982           X      0        0       X     0     0
WORTHINGTON INDS. INC.          Common Stock    981811102      2,923      156,305           X      0        0       X     0     0
WRIGLEY WM JR CO                Common Stock    982526105      3,362       67,942           X      0        0       X     0     0
XL CAPITAL LTD                  Common Stock    G98255105      4,727       64,315           X      0        0       X     0     0
YUM BRANDS                      Common Stock    988498101      3,367      121,500           X      0        0       X     0     0

                                                             285,870


                                                         Page 4 of 4